Contract assets (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Contract assets, beginning	R$ 7,605,061
Loss on disposal	(14,496)	R$ (16,728)	R$ (8,829)
Contract assets, ending	7,210,906	7,605,061
Total
Disclosure of fair value measurement of assets [line items]
Contract assets, beginning	2,201,958	2,332,171
Acquisitions through business combinations, intangible assets and goodwill	2,465,040	2,305,311
Transfers to intangible assets	(2,103,522)	(1,615,878)
Customers Contributions Contract Assets	(268,692)	(339,277)
Transfers to accounts receivable related to concession	(578,820)	(451,250)
Loss on disposal	(14,496)	(16,728)
Other transfers	(20)	(12,391)
Contract assets, ending	1,701,448	2,201,958	2,332,171
Total | Assets Contract Assets [Member]
Disclosure of fair value measurement of assets [line items]
Contract assets, beginning	2,284,966	2,405,124
Acquisitions through business combinations, intangible assets and goodwill	2,465,040	2,305,311
Transfers to intangible assets	(2,303,950)	(1,888,949)
Customers Contributions Contract Assets	0	0
Transfers to accounts receivable related to concession	(630,818)	(507,401)
Loss on disposal	(14,496)	(16,728)
Other transfers	(20)	(12,391)
Contract assets, ending	1,800,722	2,284,966	2,405,124
Total | Special Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Contract liability, beginning	(83,008)	(72,953)
Acquisitions through business combinations, intangible assets and goodwill	0	0
Transfers to intangible assets	200,428	273,071
Customers Contributions Contract Assets	(268,692)	(339,277)
Transfers to accounts receivable related to concession	51,998	56,151
Loss on disposal	0	0
Other transfers	0	0
Contract liability, ending	R$ (99,274)	R$ (83,008)	R$ (72,953)